FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Company's Level 3 Financial Instruments (Details) - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement as of March 23, 2022	$ 0	$ 448,380
Change in fair value of Forward Purchase and Backstop Securities	$ 0	591,310
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement as of March 23, 2022		448,380
Change in fair value		591,310
Fair value as of March 31,2022		$ 1,039,690